                         SIMPSON THACHER & BARTLETT LLP

                              425 LEXINGTON AVENUE
                            NEW YORK, N.Y. 10017-3954
                                 (212) 455-2000

                                    ---------

                            FACSIMILE (212) 455-2502

DIRECT DIAL NUMBER                                            E-MAIL ADDRESS
212-455-2456                                                  SFISHER@STBLAW.COM

                                                  September 29, 2004

                 Re:  Foundation Coal Holdings, Inc.
                      Amendment No. 1 to Registration Statement on Form S-1
                      File No. 333-118427

Perry Hindin
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Dear Mr. Hindin:

     Enclosed please find the following documents in connection with Amendment
No. 1 to the Registration Statement on Form S-1 filed by Foundation Coal
Holdings, Inc.:

     1.   Originally signed comment response letter, with attachments.

     2.   Six copies of Amendment No. 1 (three clean proofs and three proofs that are blacklined against the previous filing on August 20, 2004).

     Please do not hesitate to contact me at (212) 455-2456 if you need any additional information.

                                                   Very truly yours,

                                                    /s/ Scott Fisher
                                                   -------------------
                                                        Scott Fisher

Enclosures